S000076296 [Member] Expense Example - Bridge Builder Tax Managed International Equity Fund - Bridge Builder Tax Managed International Equity Fund	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	337
Expense Example, with Redemption, 10 Years	$ 787